UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Cobalt Capital Management, Inc.
Address: 237 Park Avenue, Suite 801
         New York, New York 10017


Form 13F File Number: 28-4967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Wayne Cooperman
Title:   President
Phone:   (212) 808-3756

Signature, Place, and Date of Signing:


/s/ Wayne Cooperman     New York, New York     November 14, 2001
-------------------     ------------------     -----------------
[Signature]             [City, State]          [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Wayne Cooperman































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




                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     90

Form 13F Information Table Value Total:     $359,903
                                            [thousands]

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1         28-[             ]       Wayne Cooperman























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




                                                 COBALT CAPITAL MANAGEMENT, INC.
                                                    AS OF September 30, 2001

    ITEM 1             ITEM 2     ITEM 3     ITEM 4     ITEM 5            ITEM 6                ITEM 7           ITEM 8
    ------             ------     ------     ------     ------            ------                ------           ------
                                                                   INVESTMENT DISCRETION                     VOTING AUTHORITY
                                                                           (b)                                 (SHARES)
                                              FAIR                      SHARED       (c)
                      TITLE      CUSIP        MARKET    SHRS OR   (a)   AS DEFINED   SHARED-   MANAGERS      (a)   (b)    (c)
NAME OF ISSUER        OF CLASS   NUMBER       VALUE     PRN AMT   SOLE  IN INSTR. V  OTHER     SEE INSTR. V SOLE  SHARED  NONE
--------------        --------   ------       ------    -------   ----  -----------  -----     ------------ ----  ------  ----

APW Ltd                Common    G04397108     1,254     300,000   X                              1          X
AT&T Wireless Services
   Inc                 Common    00209A106     1,494     100,000   X                              1          X
Adelphia Communica-
  tions Corp           Common    006848105       888      40,000   X                              1          X
Adobe Systems Inc      Common    00724F101       959      40,000   X                              1          X
Advanta Corp           Common
                       Class B   007942204     4,277     477,900   X                              1          X
Alcoa Inc              Common    013817101       620      20,000   X                              1          X
Alliance Capital Mgt
   Hldgs MLP           Common    01855A101     1,618      35,400   X                              1          X
Allied Waste
  Industries Inc       Common    019589308     6,412     502,900   X                              1          X
Allstate Corp          Common    020002101     4,109     110,000   X                              1          X
AmerisourceBergen Corp Common    03073E105    22,505     317,192   X                              1          X
Apria Healthcare Group Common    037933108    30,681   1,184,600   X                              1          X
Arch Coal Inc          Common    039380100     1,326      85,000   X                              1          X
Astropower Inc         Common    04644A101       449      13,000   X                              1          X
Baycorp Holdings Ltd   Common    072728108     1,280     149,500   X                              1          X
Bebe Stores Inc        Common    075571109       840      55,800   X                              1          X
Beverly Enterprises
  Inc                  Common    087851309       714      70,000   X                              1          X
Biosphere Medical Inc  Common    09066V103        82      10,000   X                              1          X
Calpine Corp           Common    131347106     2,965     130,000   X                              1          X
Cendant Corp           Common    151313103       754      58,900   X                              1          X
Centillium Communica-
  tions Inc            Common    152319109       302      49,800   X                              1          X
Cheasapeake Energy
   Corp                Common    165167107     1,017     180,000   X                              1          X
Circuit City Stores
  Carmax Group         Common    172737306       956      85,000   X                              1          X



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


Conseco Inc            Common    208464107       145      20,000   X                              1          X
Constellation Energy
  Group Inc            Common    210371100     4,598     190,000   X                              1          X
Copper Mountain
  Networks Inc         Common    217510106        16      20,000   X                              1          X
D & K Wholesale Drug
  Inc                  Common    232861104       230       4,800   X                              1          X
Davita Inc             Common    23918K108     8,313     408,500   X                              1          X
Ensco International
  Inc                  Common    26874Q100       292      20,000   X                              1          X
Expedia Inc            Common    302125109       850      35,000   X                              1          X
FMC Corp               Common    302491303     1,470      30,000   X                              1          X
Fleetboston Financial
   Corp                Common    339030108     7,901     215,000   X                              1          X
Fog Cutter Capital
  Grp Inc              Common    34416Q109       673     290,000   X                              1          X
Freeport McMoran
  Copper & Gold Inc    Common    35671D857     5,508     501,200   X                              1          X
Freeport McMoran
  Copper & Gold Inc    Common
                       Class A   35671D501       476      48,100   X                              1          X
Fuelcell Energy Inc    Common    35952H106       329      22,200   X                              1          X
Galileo Intl Inc       Common    363547100    14,532     700,000   X                              1          X
Gemstar TV Guide Intl  Common    36866W106     2,759     140,000   X                              1          X
General Motors Corp
  (Hughes)             Common    370442832       649      48,700   X                              1          X
Haverty Furniture
  Companies            Common    419596101       261      26,500   X                              1          X
Health Care Property
  Investments Inc      Common    421915109       769      20,000   X                              1          X
Hercules Inc           Common    427056106     2,180     264,300   X                              1          X
IMC Global Inc         Common    449669100       360      40,000   X                              1          X
Internet Security
  Systems Inc          Common    46060X107       214      23,500   X                              1          X
Interstate Bakeries
  Corp                 Common    46072H108    10,032     393,400   X                              1          X
IBP Inc                Common    449223106     3,784     160,000   X                              1          X
Kansas City Southern
  Inds Inc             Common    485170302       438      36,500   X                              1          X
Kinder Morgan Mgt LLC  Common    49455U100     1,748      50,736   X                              1          X
LNR Property Corp      Common    501940100    30,432   1,016,089   X                              1          X
Lamar Advertising Co   Common
                       Class A   512815101       485      16,000   X                              1          X
Lo Jack Corp           Common    539451104       255      51,000   X                              1          X
Massey Energy Corp     Common    576206106    22,447   1,532,200   X                              1          X
NRG Energy Inc         Common    629377102    10,287     634,600   X                              1          X
Network Associates Inc Common    640938106       258      20,000   X                              1          X
Network Appliance Inc  Common    64120L104       486      71,500   X                              1          X



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


Newhall Land & Farming
   Corp                Common    651426108     1,831      64,600   X                              1          X
Northern Border
  Partners LP          Common    664785102       389      10,000   X                              1          X
NVIDIA Corp            Common    67066G104       549      20,000   X                              1          X
Openwave Systems Inc   Common    683718100       255      20,000   X                              1          X
Oxford Health Plans
  Inc                  Common    691471106    30,405   1,070,600   X                              1          X
Philip Morris
  Companies Inc        Common    718154107     8,934     185,000   X                              1          X
Plug Power Inc         Common    72919P103        96      10,000   X                              1          X
Portal Software Inc    Common    736126103        89      60,000   X                              1          X
Power One Inc          Common    739308104       529      86,000   X                              1          X
Probusiness Services
  Inc                  Common    742674104       185      12,500   X                              1          X
PDI Inc                Common    69329V100       787      33,000   X                              1          X
Providian Financial
  Corp                 Common    74406A102     4,975     246,900   X                              1          X
Pulte Homes Inc        Common    745867101     6,056     197,600   X                              1          X
QLogic Corp            Common    747277101       760      40,000   X                              1          X
Quanta Services Inc    Common    74762E102       285      20,000   X                              1          X
RAIT Investment Trust  Common    749227104       665      41,700   X                              1          X
Resource America Inc   Common    761195205    14,316   1,601,300   X                              1          X
Rite Aid Corp          Common    767754104     3,127     405,100   X                              1          X
Ryland Group Inc       Common    783764103     8,303     174,100   X                              1          X
SBA Communications
  Corp                 Common    78388J106       401      30,000   X                              1          X
Spectrasite Holdings
  Inc                  Common    84760T100       337     140,000   X                              1          X
Sprint Corp
  (FON Group)          Common    852061100     1,441      60,000   X                              1          X
Stewart Enterprises
  Inc                  Common    860370105     3,062     527,900   X                              1          X
Storagenetworks Inc    Common    86211E103        44      11,000   X                              1          X
Sunguard Data
  Systems Inc          Common    867363103       467      20,000   X                              1          X
Sunoco Inc             Common    86764P109     1,068      30,000   X                              1          X
Talisman Energy Inc    Common    87425E103    12,291     361,400   X                              1          X
Tenet Healthcare Corp  Common    88033G100     8,948     150,000   X                              1          X
Triad Hospital Inc     Common    89579K109     5,367     151,600   X                              1          X
Triquint Semi-
  conductor Inc        Common    89674K103       368      23,013   X                              1          X
Tyco International Ltd Common    902124106     7,908     173,800   X                              1          X
US Bancorp             Common    902973304     8,329     375,500   X                              1          X
US Airways Group Inc   Common    911905107       372      80,000   X                              1          X
Valero Energy Corp     Common    91913Y100     7,213     205,500   X                              1          X
Ventas Inc             Common    92276F100       543      50,000   X                              1          X
Yahoo! Inc             Common    984332106       529      60,000   X                              1          X



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
















































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